Investment Strategy - Prospectus Summary - NYLI Cushing MLP Premier Fund	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal market conditions, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of master limited partnerships (“MLPs”) and MLP-related investments (together, “MLP Investments”). The Fund’s MLP Investments may include, but are not limited to, investments that offer economic exposure to MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, securities that are derivatives of interests in MLPs, including indirect ownership interests in an MLP issued by an MLP affiliate (“I-Shares”) and businesses that operate like MLP Investments and have the economic characteristics of MLP Investments but are organized and taxed as “C”corporations or as limited liability companies. The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers than a diversified fund, and it may invest in companies of any market capitalization size.

The Fund focuses primarily on midstream MLP Investments (“Midstream MLPs”) whose business models are often referred to as “toll road” businesses. Midstream MLPs collect, gather, transport and store natural resources and their byproducts (primarily crude oil, natural gas and refined petroleum products), generally without taking ownership of the physical commodity. Midstream MLPs may also operate ancillary businesses including the marketing of the products and logistical services. The Fund may also invest in MLPs involved in other segments of the natural resources sector, including propane, coal and shipping MLPs, as well as upstream MLPs focused on exploration and production of natural resources.

Cushing® Asset Management, LP, the Fund’s Subadvisor, seeks MLP Investments that have distributions that, in the Subadvisor’s view, are attractive relative to comparable MLP Investments and available unit pricing. The Subadvisor also focuses on MLP Investments with operations in the development, production, processing, refining, transportation, storage and marketing of natural resources. Among other things, the Subadvisor uses fundamental, proprietary research to seek to identify the most attractive MLP Investments with favorable distribution yields and distribution growth prospects. Distributions made by the Fund to shareholders may be considered dividend income, non-taxable returns of capital, capital gain or a combination thereof.

MLPs are generally treated as partnerships for U.S. federal income tax purposes and are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. Currently, most MLPs operate in the natural resources, shipping or real estate sectors. Therefore, the Fund will, in normal circumstances, invest more than 25% of its assets (or concentrate its investments) in the natural resources industry, including MLPs operating in such industry.

The Fund may also invest in foreign securities, including among other things, Canadian royalty trusts and Canadian exploration and production companies. A Canadian royalty trust is an oil, gas or mineral company that is organized as a trust rather than as a traditional corporation and holds commodity producing properties. Canadian exploration and production companies are energy companies which focus on searching for and extracting oil and gas. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third party such as Bloomberg.

Strategy Portfolio Concentration [Text]	The Fund, under normal market conditions, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of master limited partnerships (“MLPs”) and MLP-related investments (together, “MLP Investments”). The Fund’s MLP Investments may include, but are not limited to, investments that offer economic exposure to MLPs in the form of common or subordinated units issued by MLPs, securities of entities holding primarily general partner or managing member interests in MLPs, debt securities of MLPs, securities that are